Equity Instruments at Fair Value Through Profit or Loss. Prisma Medios De Pago Sa - Summary of Equity Instruments at Fair Value Through Profit or Loss (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	$ 839,458	$ 7,365,144
TOTAL EQUITY INSTRUMENTS	839,458	7,365,144
Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	680,058	7,228,793
Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	159,400	136,351
Other [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	10	6,609,877
Other [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	15,075	54,469
Level 3 [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	684,983	7,233,676
Level 3 [member] | Mercado Abierto Electrnico SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	462,536	400,992
Level 3 [member] | Matba Rofex SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	58,306	61,161
Level 3 [member] | C.O.E.L.S.A. [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	87,563	73,232
Level 3 [member] | Mercado a Termino Rosario SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	14,627	14,442
Level 3 [member] | SEDESA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	21,291	29,835
Level 3 [member] | Provincanje SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	14,506	17,253
Level 3 [member] | Sociedad de Telecomunicaciones Financieras Interbancarias Mundiales [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	5,646	5,415
Level 3 [member] | AC Inversora SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	19,583	19,826
Level 3 [member] | San Juan Tennis Club SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	437	851
Level 3 [member] | Argencontrol SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	478	793
Level 1 [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	154,475	131,468
Level 1 [member] | Banco Latinoamericano de Comercio Exterior SA [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	20,957	24,266
Level 1 [member] | Cedear McDonald [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	17,874	9,425
Level 1 [member] | Cedear Berkshire Hathaway Inc [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	19,363	9,384
Level 1 [member] | Cedear Pepsico [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	18,785	9,348
Level 1 [member] | Cedear Wells FC [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	11,506	6,407
Level 1 [member] | Cedear Bank of America Corp [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	9,267	6,348
Level 1 [member] | Cedear Exxon Mob [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	22,559	6,298
Level 1 [member] | Pampa Energa SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	721	531
Level 1 [member] | Cedear Vista Oil Gas [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	14,711	2,556
Level 1 [member] | Cedear Aztrazden [Member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	$ 3,657	$ 2,435